UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Jennifer L. Butler

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Washington Mutual Investors Fund® Investment portfolio January 31, 2014 unaudited

Common stocks 98.08%
		Value
Energy 11.19%	Shares	(000)

Cabot Oil & Gas Corp.	5,249,700	$ 209,883
Chevron Corp.	19,285,000	2,152,785
ConocoPhillips	7,120,000	462,444
Enbridge Inc.	24,235,000	1,017,628
EOG Resources, Inc.	500,000	82,620
FMC Technologies, Inc.[1]	2,755,000	136,207
Hess Corp.	2,140,000	161,549
Occidental Petroleum Corp.	1,140,000	99,830
Pioneer Natural Resources Co.	4,250,000	719,610
Royal Dutch Shell PLC, Class B (ADR)	29,240,000	2,129,549
Schlumberger Ltd.	1,760,000	154,123
Spectra Energy Corp	3,010,000	108,209
Technip SA (ADR)	8,768,612	187,473
		7,621,910
Materials 3.60%

Air Products and Chemicals, Inc.	2,400,000	252,336
Dow Chemical Co.	21,410,000	974,369
E.I. du Pont de Nemours and Co.	700,000	42,707
MeadWestvaco Corp.	6,544,190	236,049
Nucor Corp.	6,500,000	314,275
Potash Corp. of Saskatchewan Inc.	6,180,000	193,558
Praxair, Inc.	3,370,000	420,306
Steel Dynamics, Inc.	900,000	14,850
		2,448,450
Industrials 19.82%

Boeing Co.	25,320,000	3,171,583
Caterpillar Inc.	12,230,000	1,148,519
Cummins Inc.	1,020,000	129,520
Eaton Corp. PLC	2,650,000	193,689
Emerson Electric Co.	4,520,000	298,049
General Dynamics Corp.	2,950,000	298,865
General Electric Co.	39,650,000	996,404
Honeywell International Inc.	1,360,000	124,073
Lockheed Martin Corp.	12,425,000	1,875,057
Northrop Grumman Corp.	4,790,000	553,484
Parker-Hannifin Corp.	2,400,000	272,088
Precision Castparts Corp.	100,000	25,475
Raytheon Co.	1,000,000	95,070
Rockwell Automation	2,000,000	229,680
Rockwell Collins, Inc.	5,930,000	448,071
Union Pacific Corp.	11,280,000	1,965,427
United Technologies Corp.	8,120,000	925,842
Common stocks
		Value
Industrials (continued)	Shares	(000)

W.W. Grainger, Inc.	525,000	$ 123,102
Waste Management, Inc.	15,000,000	626,700
		13,500,698
Consumer discretionary 11.84%

Amazon.com, Inc.[1]	3,775,000	1,354,055
CBS Corp., Class B	4,280,000	251,322
Comcast Corp., Class A	12,865,461	700,524
Genuine Parts Co.	700,000	57,575
Home Depot, Inc.	39,581,000	3,041,800
Honda Motor Co., Ltd. (ADR)	550,000	20,631
Johnson Controls, Inc.	13,195,000	608,553
Lowe’s Companies, Inc.	5,500,000	254,595
Tiffany & Co.	970,000	80,694
Time Warner Inc.	3,600,000	226,188
Twenty-First Century Fox, Inc., Class A	9,599,100	305,443
VF Corp.	13,160,000	769,202
Walt Disney Co.	5,385,000	391,005
		8,061,587
Consumer staples 8.62%

Avon Products, Inc.	19,000,000	282,910
Coca-Cola Co.	27,920,000	1,055,934
Colgate-Palmolive Co.	3,720,000	227,776
Costco Wholesale Corp.	1,325,000	148,877
Kimberly-Clark Corp.	5,745,000	628,331
Nestlé SA (ADR)	8,460,192	614,633
PepsiCo, Inc.	18,000,000	1,446,480
Procter & Gamble Co.	10,920,000	836,690
Unilever NV (New York registered)	7,620,000	284,531
Wal-Mart Stores, Inc.	4,600,000	343,528
		5,869,690
Health care 11.06%

AbbVie Inc.	710,700	34,988
AstraZeneca PLC (ADR)	970,000	61,595
Bristol-Myers Squibb Co.	24,459,400	1,222,236
Edwards Lifesciences Corp.[1]	1,944,000	126,593
Gilead Sciences, Inc.[1]	5,062,100	408,259
Humana Inc.	7,620,000	741,426
Johnson & Johnson	13,930,000	1,232,387
Merck & Co., Inc.	49,295,000	2,611,156
Pfizer Inc.	23,000,000	699,200
Quest Diagnostics Inc.	1,465,695	76,949
Teva Pharmaceutical Industries Ltd. (ADR)	2,130,000	95,062
UnitedHealth Group Inc.	3,085,000	222,984
		7,532,835
Financials 14.64%

ACE Ltd.	2,680,000	251,411
Allstate Corp.	5,250,000	268,800
American Express Co.	21,550,000	1,832,181
Capital One Financial Corp.	4,450,000	314,214
Common stocks
		Value
Financials (continued)	Shares	(000)

Charles Schwab Corp.	7,260,000	$ 180,193
Chubb Corp.	2,750,000	232,485
Citigroup Inc.	5,000,000	237,150
CME Group Inc., Class A	8,718,389	651,787
Goldman Sachs Group, Inc.	4,433,000	727,544
JPMorgan Chase & Co.	18,168,700	1,005,819
KeyCorp	19,160,000	244,482
Marsh & McLennan Companies, Inc.	5,370,000	245,463
McGraw Hill Financial, Inc.	10,809,100	821,924
Moody’s Corp.	2,450,000	182,721
Sumitomo Mitsui Financial Group, Inc. (ADR)	11,000,000	102,520
Toronto-Dominion Bank	700,000	60,515
U.S. Bancorp	12,355,000	490,864
Wells Fargo & Co.	46,758,100	2,120,012
		9,970,085
Information technology 8.00%

Analog Devices, Inc.	1,650,000	79,645
Apple Inc.	887,900	444,483
Automatic Data Processing, Inc.	1,740,000	133,284
eBay Inc.[1]	1,750,000	93,100
Google Inc., Class A1	462,000	545,608
Linear Technology Corp.	3,635,000	161,903
Microsoft Corp.	77,893,331	2,948,262
Oracle Corp.	900,000	33,210
Paychex, Inc.	1,180,000	49,348
Texas Instruments Inc.	22,672,500	961,314
		5,450,157
Telecommunication services 3.88%

AT&T Inc.	26,240,000	874,317
Verizon Communications Inc.	34,510,000	1,657,170
Vodafone Group PLC (ADR)	3,030,000	112,292
		2,643,779
Utilities 3.21%

Dominion Resources, Inc.	3,930,000	266,886
Duke Energy Corp.	4,330,000	305,785
Edison International	2,600,000	125,216
Exelon Corp.	6,625,000	192,125
FirstEnergy Corp.	10,486,100	330,207
National Grid PLC (ADR)	2,650,000	171,667
PG&E Corp.	18,815,000	793,052
		2,184,938
Miscellaneous 2.22%

Other common stocks in initial period of acquisition		1,514,084
Total common stocks (cost: $43,182,094,000)		66,798,213

	Principal amount	Value
Short-term securities 2.89%	(000)	(000)

Abbott Laboratories 0.09%–0.10% due 2/20–4/4/2014[2]	$ 64,600	$ 64,594
Army and Air Force Exchange Service 0.11% due 3/17–4/1/2014[2]	87,000	86,982
Chevron Corp. 0.05%–0.07% due 2/5–3/24/2014[2]	74,500	74,490
Cisco Systems, Inc. 0.07% due 3/26/2014[2]	25,000	24,995
Coca-Cola Co. 0.07% due 2/18/2014[2]	25,000	24,999
Emerson Electric Co. 0.08% due 3/31/2014[2]	25,700	25,697
ExxonMobil Corp. 0.07% due 3/18/2014	26,000	25,995
Fannie Mae 0.10%–0.12% due 4/1–5/1/2014	82,600	82,591
Federal Farm Credit Banks 0.14% due 7/24/2014	50,000	49,983
Federal Home Loan Bank 0.055%–0.14% due 2/12–12/23/2014	701,300	701,182
Freddie Mac 0.095%–0.15% due 2/14–6/18/2014	350,200	350,151
Honeywell International Inc. 0.13% due 2/20/2014[2]	30,900	30,898
John Deere Cash Management SA 0.07% due 2/6/2014[2]	9,400	9,400
John Deere Financial Ltd. 0.07% due 2/10/2014[2]	12,700	12,700
Medtronic Inc. 0.05%–0.10% due 2/4–3/6/2014[2]	100,400	100,395
Parker-Hannifin Corp. 0.09% due 2/7/2014[2]	25,000	24,999
Pfizer Inc 0.10% due 3/13/2014[2]	36,700	36,697
Private Export Funding Corp. 0.10% due 2/13/2014[2]	50,000	49,998
Procter & Gamble Co. 0.07% due 2/24/2014[2]	50,000	49,998
Regents of the University of California 0.12% due 3/11/2014	25,000	24,998
U.S. Bank, N.A. 0.04% due 2/3/2014	37,200	37,200
Walt Disney Co. 0.09% due 4/16/2014[2]	38,500	38,493
Wells Fargo & Co. 0.22% due 2/11/2014	42,400	42,398
Total short-term securities (cost: $1,969,656,000)		1,969,833
Total investment securities (cost: $45,151,750,000)		68,768,046
Other assets less liabilities		(658,858)
Net assets		$68,109,188

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $655,335,000, which represented .96% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Energy	$ 7,621,910	$ —	$—	$ 7,621,910
	Materials	2,448,450	—	—	2,448,450
	Industrials	13,500,698	—	—	13,500,698
	Consumer discretionary	8,061,587	—	—	8,061,587
	Consumer staples	5,869,690	—	—	5,869,690
	Health care	7,532,835	—	—	7,532,835
	Financials	9,970,085	—	—	9,970,085
	Information technology	5,450,157	—	—	5,450,157
	Telecommunication services	2,643,779	—	—	2,643,779
	Utilities	2,184,938	—	—	2,184,938
	Miscellaneous	1,514,084	—	—	1,514,084
	Short-term securities	—	1,969,833	—	1,969,833
Total		$66,798,213	$1,969,833	$—	$68,768,046

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,026,811
Gross unrealized depreciation on investment securities	(439,819)
Net unrealized appreciation on investment securities	23,586,992
Cost of investment securities for federal income tax purposes	45,181,054

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-001-0314O-S37637

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2014

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 31, 2014